Employee Benefit Plans - Schedule of Stock Option Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013		Mar. 31, 2012
Postemployment Benefits [Abstract]
Outstanding at beginning of year, Options	120,345	189,345		408,850
Forfeited, Options		(69,000)		(219,505)
Cancelled, options	(120,345)
Outstanding at end of year, Options		120,345		189,345
Options vested and exercisable at year-end, Options		120,345		189,345
Outstanding at beginning of year, Weighted Average Price	$ 25.82	$ 25.19		$ 22.34
Forfeited, Weighted Average Price		$ 24.08		$ 19.89
Cancelled	$ 25.82 [1]		[1]		[1]
Outstanding at end of year, Weighted Average Price		$ 25.82		$ 25.19
Options vested and exercisable at year-end, Weighted Average Price		$ 25.82		$ 25.19

[1]	All legacy common stock was cancelled pursuant to the terms of the Plan of Reorganization. See Note 2 for additional information.